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                               BISYS Fund Services
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                                                 August 13, 2002


Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      BNY Hamilton Funds, Inc.:
                           File Numbers 33-47703 and 811-6654
                           ----------------------------------

Dear Sirs:

         Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information does not differ from that contained in Post-Effective Amendment No. 25, Amendment No. 28 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on August 7, 2002.

         Please direct any questions or comments regarding any matters relating to this filing to the undersigned at 617-824-1211, to Paul J. McElroy at 202-956-7550 or to Nick Patnaik at 212-635-1270.

                                               Very truly yours,


                                               /s/ Stephanie L. Beckner
                                               Stephanie L. Beckner
                                               Vice President and Senior Counsel

cc:      Paul J. McElroy
         (Sullivan & Cromwell)

         Nick Patnaik
         (The Bank of New York)